Property and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property and equipment
Schedule of movements in property and equipment

	Building	Laboratory	Office	ICT
(in thousands)	improvements	equipment	equipment	equipment	Total
Cost
Balance at January 1, 2020	$40	$687	$31	$76	$834
Additions	65	378	5	54	502
Foreign currency translation adjustment	7	97	2	9	115
Balance at December 31, 2020	112	1,162	38	139	1,451
Additions	20	679	—	65	764
Foreign currency translation adjustment	(9)	(117)	(2)	(12)	(140)
Balance at December 31, 2021	$123	$1,724	$36	$192	$2,075
Accumulated depreciation
Balance at January 1, 2020	$1	$88	$3	$9	$101
Charge for the year	6	182	7	18	213
Foreign currency translation adjustment	1	20	1	2	24
Balance at December 31, 2020	8	290	11	29	338
Charge for the year	12	280	8	31	331
Foreign currency translation adjustment	(1)	(32)	(3)	(3)	(39)
Balance at December 31, 2021	$19	$538	$16	$57	$630
Carrying amounts
Property and equipment, net at December 31, 2020	$104	$872	$27	$110	$1,113
Property and equipment, net at December 31, 2021	$104	$1,186	$20	$135	$1,445